DEVELOPMENT STAGE OPERATIONS AND GOING CONCERN (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Development Stage Operations And Going Concern [Line Items]
Limited Liability Company or Limited Partnership, Business, Formation Date			Dec. 18, 2007
ProfitLoss	$ (558,143)	$ (225,670)	$ (1,089,474)	$ (532,913)	$ (1,063,179)	$ (4,391,786)	$ (16,226,780)	$ (17,316,254)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations			(529,817)	(112,810)	(600,876)	(2,668,139)	(12,869,348)	(13,399,165)
Limited Liability Company or Limited Partnership, Description of Limitation of Members' Liability					The members of a limited liability company are not liable for the debts, obligations or liabilities of the limited liability company.
Limited Liability Company or Limited Partnership, Managing Member or General Partner, Role					Vizio is managed by a board of managers which shall consist of one to five managers. The original Class B member of Vizio can appoint one manager and the Class A members who own 250,000 or more units can appoint additional managers. As of December 31, 2013, there were three managers on the board of managers of Vizio. Viatar is managed by a board of managers which shall consist of one or more managers. A member who owns 250 or more units can appoint additional managers.
Non Institutional Investors [Member]
Development Stage Operations And Going Concern [Line Items]
Proceeds from Issuance or Sale of Equity			$ 13,900,000		$ 13,500,000